Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
(a) Overview of property, plant and equipment, including right-of-use assets

	2021

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)

Net book value at 1 January	1,074	483	2,632	107	764	5,060

Differences on exchange	(23)	(22)	(135)	(5)	(18)	(203)

Additions

– right-of-use assets	–	88	–	76	–	164

– separately acquired	–	1	45	–	508	554

Reallocations	44	51	441	1	(537)	–

Depreciation	(35)	(110)	(303)	(57)	–	(505)

Impairment	(4)	(2)	(37)	–	(11)	(54)

Right-of-use assets – reassessments, modifications and terminations	–	(11)	–	(5)	–	(16)

Disposals	(7)	(1)	(12)	–	–	(20)

Net reclassifications as held-for-sale	(16)	–	(11)	–	–	(27)

31 December

Cost	1,421	847	5,750	247	706	8,971

Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)

Net book value at 31 December	1,033	477	2,620	117	706	4,953

	2020

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)		(3,701)

Net book value at 1 January	1,076	556	2,821	144	921	5,518

Differences on exchange	(38)	(25)	(150)	(4)	(55)	(272)

Additions

– right-of-use assets	–	67	–	36	–	103

– separately acquired	2	–	40	–	459	501

– acquisition of subsidiaries (note 27(a))	–	1	–	–	–	1

Reallocations	84	14	427	–	(525)	–

Depreciation	(38)	(118)	(313)	(62)	–	(531)

Impairment	(5)	(1)	(184)	–	(36)	(226)

Right-of-use assets – reassessments, modifications and terminations	–	(11)	–	(7)	–	(18)

Disposals	(7)	–	(9)	–	–	(16)

Net reclassifications as held-for-sale	–	–	–	–	–	–

31 December

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)

Net book value at 31 December	1,074	483	2,632	107	764	5,060

Schedule of Leasehold Land and Property Comprises

	2021 £m	2020 £m

Leasehold land and property comprises

– net book value of long leasehold	14	17

– net book value of short leasehold	463	466

	477	483

Schedule of Leasehold Property Net Book Value Movements

	2021

Leasehold property net book value movements for the year ended 31 December 2021	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m

– Property acquired (IAS16)	132	(8)	(13)	54	165

– Right-of-use properties (IFRS16)	351	(14)	(99)	74	312

	483	(22)	(112)	128	477

	2020

Leasehold property net book value movements for the year ended 31 December 2020	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m

– Property acquired (IAS16)	135	(6)	(11)	14	132

– Right-of-use properties (IFRS16)	421	(19)	(108)	57	351

	556	(25)	(119)	71	483

*
Property acquired (IAS 16
Property, plant and equipment
) other net movements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas the right-of-use properties (IFRS 16) other net movements relates to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a). Other net movements also includes £nil (2020: £1 million) in relation to acquired companies.

Schedule of Cost of Freehold Land

	2021 £m	2020 £m

Cost of freehold land within freehold property on which no depreciation is provided	242	251